Financial Risk Management (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2022	Dec. 31, 2021
Carrying amount
Loans	€ (437,058)	€ (329,851)
Lease obligations	(189,140)	(176,823)		€ (150,437)
Contingent consideration	(311)	(306)
Trade accounts payable	(134,319)	(97,277)
Other financial liabilities	(23,960)	(17,871)
Total non-derivative financial liabilities	(784,787)	(622,128)
Interest rate swaps/FX forwards	(193)	(7,358)
Total derivative financial liabilities	(193)	(7,358)
Non-derivative financial liabilities
Loans	(448,999)	(345,522)
Lease obligations	(204,291)	(186,894)
Contingent consideration	(334)	(372)
Trade accounts payable	(134,319)	(97,277)
Other financial liabilities	(23,960)	(17,871)
Total non-derivative financial liabilities	(811,902)	(647,936)
Derivative financial liabilities
Interest rate swaps/FX forwards	(193)	(7,358)
Total derivative financial liabilities	(193)	(7,358)
Due in 1 year
Non-derivative financial liabilities
Loans	(133,666)	(7,266)
Lease obligations	(23,476)	(19,422)
Contingent consideration	(334)	(76)
Trade accounts payable	(134,319)	(97,277)
Other financial liabilities	(22,572)	(16,894)
Total non-derivative financial liabilities	(314,368)	(140,935)
Derivative financial liabilities
Interest rate swaps/FX forwards	(60)	(6,965)
Total derivative financial liabilities	(60)	(6,965)
Due in 2 - 5 years
Non-derivative financial liabilities
Loans	(159,790)	(272,749)
Lease obligations	(91,682)	(78,152)
Contingent consideration		(291)
Other financial liabilities	(1,387)	(977)
Total non-derivative financial liabilities	(252,860)	(352,168)
Derivative financial liabilities
Interest rate swaps/FX forwards	(133)	(393)
Total derivative financial liabilities	(133)	(393)
More than 5 years
Non-derivative financial liabilities
Loans	(155,542)	(65,507)
Lease obligations	(89,132)	(89,320)
Contingent consideration		(5)
Total non-derivative financial liabilities	(244,674)	€ (154,832)
Facility with European Investment Bank
Risks
Notional amount	€ 150,000		€ 150,000